Note 8 - Borrowings (Detail) - Federal Home Loan Bank Advances (USD $)	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank Advances (in Dollars)	$ 68,050,000	$ 68,050,000
Federal Home Loan Bank Advances Weighted Average Rate	2.23%	2.23%
Federal Home Loan Bank Advances Maturing in 2013 [Member]
Federal Home Loan Bank Advances (in Dollars)	15,700,000	15,700,000
Federal Home Loan Bank Advances Weighted Average Rate	2.14%	2.14%
Federal Home Loan Bank Advances Maturing in 2015 [Member]
Federal Home Loan Bank Advances (in Dollars)	250,000	250,000
Federal Home Loan Bank Advances Weighted Average Rate	4.66%	4.66%
Federal Home Loan Bank Advances Maturing in 2018 [Member]
Federal Home Loan Bank Advances (in Dollars)	50,000,000	50,000,000
Federal Home Loan Bank Advances Weighted Average Rate	2.14%	2.14%
Federal Home Loan Bank Advances Maturing in 2019 [Member]
Federal Home Loan Bank Advances (in Dollars)	$ 2,100,000	$ 2,100,000
Federal Home Loan Bank Advances Weighted Average Rate	4.87%	4.87%